Provisions (Details) € in Thousands	May 30, 2025 item	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Provisions.
Provision for constructive obligation		€ 1,206	€ 672
Other provisions		190	328
Total provisions		€ 1,396	€ 1,000
Number of inspire patents | item	3